CAPITAL STOCK	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Debt Disclosure [Abstract]
CAPITAL STOCK

NOTE 5 – CAPITAL STOCK

During the three month period ended June 30, 2018, we issued 3,143,281 shares of common stock as follows:

•	1,967,886 shares were sold to investors for $3,247,030
•	1,007,400 shares were issued through exercised warrants of $2,354,125

•	10,495 shares were issued through a cashless warrant exercise
•	157,500 shares valued at $319,375 were issued to employees, members of the Board of Directors, and members of the Advisory Committee as compensation

In April of 2018, our second placement agreement to secure equity capital from qualified investors to provide funds to our operations ended.  The offering consisted of Units priced at $1.65, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.00 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.00 per share. Units sold under this agreement totaled 1,967,886 shares of common stock and 983,943 warrants for $3,247,030 for the three-month period ended June 30, 2018.

For services provided under the placement agreements, the placement agent collected a 12% cash fee on the sale of every Unit and a fee payable in warrants equaling 12% of the total Units sold. These warrants have a term of seven years and an exercise price of $1.65 per share. The cash fee totaled $389,644 for the three month period ended June 30, 2018, including reimbursed expenses. Under this agreement, we recognized 236,244 warrants as authorized, but unissued as of June 30, 2018.

At June 30, 2018, outstanding and exercisable stock purchase warrants consisted of the following:

	Number of Shares	Weighted Averaged Exercise Price	Weighted Average Life Remaining (Years)
Outstanding at March 31, 2018	$8,872,160	$2.43	1.77
Granted	1,494,112	2.04	4.58
Exercised	(1,022,119)	2.33	-
Forfeited or cancelled	-	-	-
Expired	(16,000)	2.32	-
Outstanding at June 30, 2018	9,328,153	$1.93	2.80
Exercisable at June 30, 2018	9,328,153	$1.93	2.80

As of June 30, 2018, we had 9,328,153 warrants outstanding. Each warrant provides the holder the right to purchase up to one share of our Common Stock at a predetermined exercise price. The outstanding warrants consist of (1) warrants to purchase an aggregate of 4,223,260 shares of Common Stock at an average price of $2.50 per share over the next three years; (2) warrants to purchase 966,494 shares of Common Stock at an exercise price of $1.65 per share until March 2025; (3) warrants to purchase 4,088,399 shares of our Common Stock at an exercise price of $2.00 per share until March 2025; and (4) 50,000 warrants to purchase shares of Common Stock at an exercise price of $0.50 until October 2019

On May 24, 2018, per the terms of the private offering, dated January 25, 2017, we called for the exercise of warrants to purchase a total of 4,947,600 shares of our Common Stock. According to the terms of the Warrant Purchase Agreement, the warrants could be called when the average price of our common stock traded at $5.00 per share or higher, for a consecutive 30 day period.  This call provision was met on May 21, 2018.  As a result, we issued formal notice to all warrant holders on May 24, 2018, advising them that they had until July 6, 2018, to exercise their warrants, or they would become null and void. The total number of warrants included in the January 25, 2017 offering were 4,947,600 and were priced as follows:  4,790,100 warrants at an exercise price of $2.50, 67,500 warrants at an exercise price of $1.25 and 90,000 warrants at an exercise price of $0.50.

As of June 30, 2018, a total of 1,007,400 warrants were exercised to purchase an equivalent 1,007,400 shares of common stock at an average price of $2.34 per share. As of July 6, 2018, an additional 965,400 warrants were exercised to purchase an equivalent 965,400 shares of common stock at an average price of $2.50 and 2,974,800 warrants to purchase shares of Common Stock were cancelled. On July 12, 2018, the company filed a Form 8-K to report the activity of this event.

Additionally, there was a cashless exercise of 14,719 warrants resulting in the issuance of 10,495 shares of Common Stock unrelated to the call for the exercise of warrants.

NOTE 8 – CAPITAL STOCK

Our authorized capital consists of 100,000,000 shares of common stock with a par value of $0.001 per share.

During the period from October 13, 2016 (Inception) to December 31, 2016, we sold 720,000 shares of our common stock for $1.25 per share, issued 14,934,000 shares of common stock to our company's founders for $14,934, and issued 100,000 shares of common stock valued at $125,000 for a license agreement

During the 12-month period ended December 31, 2017, we issued 6,733,793 shares of common stock as follows:

●	604,371 were issued in connection with the acquisition of our business assets
●	100,000 net shares were issued to founding shareholders
●	4,640,822 shares were sold to investors for $6,038,900
●	544,600 shares valued at $678,625 were issued for legal, advisory, and consulting fees
●	600,000 shares valued at $750,000 were issued to acquire the use of a patent
●	120,000 shares valued at $160,000 were issued to employees as compensation
●	100,000 shares were issued to Jeff Rann for a licensing agreement
●	24,000 shares were issued for other purposes

During the three-month period ended March 31, 2018, we issued 5,906,710 shares of common stock as follows:

●	5,614,210 shares were sold to investors for $9,263,424
●	292,500 shares valued at $482,624 were issued to employees and directors as compensation

●	400,000 shares were granted to an executive that have not yet vested

 At March 31, 2018, December 31, 2017 and 2016, outstanding and exercisable stock purchase warrants consisted of the following:

	2016
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at October 13, 2016	-	-	-
Granted	720,000	$2.50	1.95
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2016	720,000	$2.50	1.95
Exercisable at December 31, 2016	720,000	$2.50	1.95

	2017
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2016	720,000	$2.50	1.95
Granted	4,542,338	2.42	1.90
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Exercisable at December 31, 2017	5,262,338	$2.43	1.77

	2018
	Number of Shares	Weighted Average Exercise Price	Weighted Average Life Remaining (Years)

Outstanding at December 31, 2017	5,262,338	$2.43	1.77
Granted	3,609,822	1.95	5.13
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Expired	-	-	-
Outstanding at March 31, 2018	8,872,160	$2.23	2.97
Exercisable at March 31, 2018	8,872,160	$2.23	2.97

In November of 2017, the Board of Directors approved the 2017 Equity Incentive Plan (“the Plan”).  Under the Plan, 485,000 shares of the common stock were reserved and authorized to be issued.  As of December 31, 2017, 200,000 shares of common stock were approved and issued under the Plan, and we recognized approximately $250,000 of related consulting expense.  On January 10, 2018, 200,000 shares were awarded, and we recognized $330,000 of compensation expense. There are 85,000 shares remaining to be issued under the Plan.

In October of 2017. we entered into a placement agent agreement to secure equity capital from qualified investors to provide funds to expand our operations.  The offering consisted of Units priced at $1.65, which included one share of common stock and one five-year warrant to purchase an additional half-share of common stock for an exercise price of $2.00 per share. Effectively, every two units purchased provided the investor with a five-year warrant at an exercise price of $2.00 per share. Units sold under this arrangement totaled 594,702 shares of common stock and 297,351 warrants for $981,250 during the year ended December 31, 2017, and 5,614,210 shares of common stock and 2,807,105 warrants for a total of $9,263,424 for the period ended March 31, 2018. The total number of Units covered by this offering was 6,060,060, and the amount was $10,000,000. In March 2018, we entered into a second placement agent agreement with the same terms for up to an additional $3,500,000.

For services provided under the placement agreements, the placement agent collected a 12% cash fee on the sale of every Unit and a fee payable in warrants equaling 12% of the total Units sold. These warrants have a term of seven years and an exercise price of $1.65 per share. The cash fee totaled $117,750 for the year ended December 31, 2017 and $1,137,211 for the period ended March 31, 2018, including reimbursed expenses. Under this agreement, we recognized 71,364 and 673,605 warrants as authorized, but unissued as of December 31, 2017 and March 31, 2018, respectively.